Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7. Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	December 31,
	2015	2014
	(in thousands)
Leasehold improvements	$451	$449
Furniture, machinery and equipment	1,292	1,138
Computer equipment and software	406	400
	2,149	1,987
Less: accumulated depreciation	(1,075)	(611)
Property, plant and equipment, net	$1,074	$1,376